Share-based payment arrangements - Summary of assumptions used to estimate the fair value of options granted (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Expected dividends	$ 0	$ 0
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	0.30%	0.30%
Expected volatility (range)	64.00%	63.00%
Expected life (range)	1 year 11 months 1 day	1 year 11 months 15 days
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	0.80%	1.00%
Expected volatility (range)	68.00%	70.00%
Expected life (range)	3 years 11 months 4 days	3 years 11 months 15 days